CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 1,829	$ 1,508	$ 1,073
Cost of sales	(1,148)	(955)	(663)
Gross profit	681	553	410
Selling expenses	(56)	(33)	(26)
Administrative expenses	(138)	(99)	(93)
Other operating income	131	105	51
Other operating expenses	(46)	(58)	(36)
Impairment of property, plant and equipment, intangible assets and inventories	(38)	(4)	(139)
Impairment of financial assets	(8)	(2)	(9)
Share of profit from associates and joint ventures	105	117	85
Operating income	631	579	243
Financial income	5	10	9
Financial costs	(221)	(185)	(177)
Other financial results	166	(14)	84
Financial results, net	(50)	(189)	(84)
Profit before income tax	581	390	159
Income tax	(124)	(77)	(35)
Profit of the year from continuing operations	457	313	124
Loss of the year from discontinued operations		(75)	(592)
Total income (loss) of the year	457	238	(468)
Items that will not be reclassified to profit or loss
Results related to defined benefit plans	(9)	(3)	1
Income tax	3	1
Exchange differences on translation	21	22	(5)
Items that may be reclassified to profit or loss
Exchange differences on translation	39	70	(3)
Other comprehensive income (loss) of the year from continuing operations	54	90	(7)
Other comprehensive income (loss) of the year from discontinued operations		64	(33)
Other comprehensive income (loss) of the year	54	154	(40)
Total comprehensive income of the year	511	392	(508)
Total income (loss) of the year attributable to:
Owners of the company	456	273	(367)
Non-controlling interest	1	(35)	(101)
Total income (loss) of the year attributable to owners of the Company:
Continuing operations	456	312	132
Discontinued operations		(39)	(499)
Total income of the year attributable to owners of the company	456	273	(367)
Total comprehensive income (loss) of the year attributable to:
Owners of the Company	510	393	(393)
Non-controlling interest	1	(1)	(115)
Total comprehensive income (loss) of the year attributable to owners of the Company:
Continuing operations	510	402	124
Discontinued operations		(9)	(517)
Total comprehensive income (loss) of the year attributable to owners of the company	$ 510	$ 393	$ (393)
Earnings (Loss) per share attributable to equity holders of the Company
Basic and diluted earnings per share from continuing operations	$ 0.33	$ 0.22	$ 0.08
Basic and diluted loss per share from discontinued operations		(0.03)	(0.32)
Total basic and diluted earning (loss) per share	$ 0.33	$ 0.19	$ (0.23)